November 7, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Barings Funds Trust

File Nos.: 811-22845 and 333-188840

Dear Sir or Madam:

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended, the definitive form of the prospectus for Barings Emerging Markets Local Currency Debt Fund, dated November 1, 2018 (Accession No. 0001144204-18-055846), as supplemented on November 7, 2018 (Accession No. 0001144204-18-058024). The other series of the Trust are offered through a separate prospectus and statement of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

No fees are required in connection with this filing. If you have any questions, please contact me at (617) 761-3808.

Very truly yours,

/s/ Janice M. Bishop

Janice M. Bishop

Secretary and Chief Legal Officer of Barings Funds Trust